United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total: 217,604(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $4,943    191500SH           SOLE               191500
APARTMENT INVT. + MGMT CO                  C   03748R101    $9,059    181400SH           SOLE               181400
AVALONBAY CMNTYS INC                       C   053484101   $10,837    216200SH           SOLE               216200
BRE PPTYS INC                              C   05564E106    $5,571    175800SH           SOLE               175800
BOSTON PPTYS INC                           C   101121101   $10,527    242000SH           SOLE               242000
BRANDYWINE RLTY TR                         C   105368203    $3,043    147100SH           SOLE               147100
CBL + ASSOC PPTYS INC                      C   124830100    $1,635     64600SH           SOLE               64600
CAMDEN PPTY TR                             C   133131102    $8,167    243800SH           SOLE               243800
CATELLUS DEV CORP                          C   149111106    $4,788    273600SH           SOLE               273600
CHELSEA PPTY GROUP INC                     C   163421100    $2,784     75500SH           SOLE               75500
DEVELOPERS DIVERSIFIED RLTY                C    25159110    $3,027    227400SH           SOLE               227400
DUKE WEEKS RLTY CORP                       C   264411505    $9,899    402000SH           SOLE               402000
EQUITY OFFICE PPTYS TR                     C   294741103   $17,126    524920SH           SOLE               524920
EQUITY RESIDENTIAL PPTYS TR                C    29476L10   $14,497    262100SH           SOLE               262100
ESSEX PROPERTY TRUST                       C   297178105    $1,073     19600SH           SOLE               19600
KILROY RLTY CORP                           C    49427F10    $7,209    256900SH           SOLE               256900
KIMCO RLTY CORP                            C    49446R10    $5,055    114400SH           SOLE               114400
MACERICH CO                                C   554382101      $539     28100SH           SOLE               28100
MACK CA RLTY CORP                          C   554489104    $4,604    161200SH           SOLE               161200
MARRIOTT INTL INC NEW                      C   571903202    $2,113     50000SH           SOLE               50000
MERISTAR HOSPITALITY CORP                  C    58984Y10    $4,666    237000SH           SOLE               237000
PS BUSINESS PKS INC CA                     C    69360J10    $3,166    113900SH           SOLE               113900
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J    $1,740   1739793SH           SOLE               1739793
POST PPTYS INC                             C   737464107    $2,381     63400SH           SOLE               63400
PROLOGIS TR                                C   743410102    $8,731    392400SH           SOLE               392400
PUBLIC STORAGE INC                         C    74460D10   $10,238    421100SH           SOLE               421100
RECKSON ASSOCS RLTY CORP                   C    75621K10    $6,624    264300SH           SOLE               264300
REGENCY RLTY CORP                          C   758939102    $1,509     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $4,284    168000SH           SOLE               168000
SL GREEN RLTY CORP                         C    78440X10    $4,760    170000SH           SOLE               170000
SIMON PPTY GROUP INC NEW                   C   828806109    $4,582    190900SH           SOLE               190900
SPIEKER PPTYS INC                          C   848497103    $8,271    165000SH           SOLE               165000
STARWOOD HOTELS + RESORTS                  C    85590A20   $12,734    361250SH           SOLE               361250
STORAGE USA INC                            C   861907103    $5,566    175300SH           SOLE               175300
SUMMIT PPTYS INC                           C   866239106    $1,438     55300SH           SOLE               55300
VELOCITYHSI INC                            C    92257K10        $0     15180SH           SOLE               15180
VORNADO RLTY TR                            C   929042109   $10,417    271900SH           SOLE               271900















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